Trade and Other Receivables - Additional Information (Details) - Pilar Gold Inc. - Trade receivables $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023 USD ($) delivery oz	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of Trade and Other Receivables [Line Items]
Annual compound interest rate			5.00%
Current receivables due from associates		$ 8.8
Effective interest rate used in receivable		15.00%
Number of quarterly deliveries | delivery	5
Number of deliveries ounces refined | oz	300
Current derivative assets		$ 1.2
Impairment loss recognized	$ 9.9
Losses on change in fair value of derivatives	$ 1.2
Revaluation of gold deliveries, amount			$ 0.0